ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
ACQUISITION OF SUBSIDIARIES
ACQUISITION OF SUBSIDIARIES

33.    ACQUISITION OF SUBSIDIARIES

To expand business in the USA, on May 6, 2016, the Group entered into an agreement with Greenleaf-TNX Management, LLC (“GTL”) and SunPeak Universal Holdings, Inc. (“Sunpeak”) to acquire all the shares held by them in Greenleaf Clear Skies I, Greenleaf Clear Skies II, and Greenleaf Clear Skies IV (the “Acquired Companies”). The Acquired Companies own 100% equity interest of Acquired Companies which control 23 solar parks in the USA, and the Acquired Companies with non-controlling interests are as follows:

•	Greenleaf Clear Skies I owns 100% Class B membership interests of GLT NLH2 Solar, which in turns owns 100% Sun Harvest Solar;

•	Greenleaf Clear Skies II owns 100% GLT Pioneer Solar, which in turns owns 90% of Greenfield PV Holdings, which owns 99.99% of Pioneer Vally Solar, which in turns owns Axio Green, LLC;

•	Greenleaf Clear Skies IV owns 100% Class B membership interests of Cloverdale Solar, which in turns owns 100% Cloverdale Solar I.

The transaction is closed on July 15, 2016 and was recognized as a business combination. The fair value of the total consideration transferred at the date of acquisition was USD15.8 million, which consisted of USD5.7 million cash settled, 29,519,844 validly issued restricted ordinary shares, which can be traded freely in the market after 180 days, with USD 10.1 million fair value calculated at stock price as of the acquisition date.

The assets acquired and the associated liabilities assumed are as follows:

Thousand USD
Current assets	5,673
Bank and cash	4,553
Trade and other receivables	1,120
Non-current assets	44,339
IPP solar parks	34,158
Other long-term assets	10,181
Current liabilities	(1,129)
Trade and other payables	(344)
Short-term bank loan	(785)
Non-current liabilities	(31,665)
Assets Retirement Obiligation	(714)
Long-term bank loan	(20,076)
Other long-term liabilities	(10,875)
Non-controlling interest	1,405

Net assets acquired	15,813

Consideration and satisfied by:
Issuance of ordinary shares	10,147
Cash paid	5,666

Net cash outflow on acquisition of a subsidiary is as follows:

Cash paid as consideration	5,666
Less: cash received in acquired companies	4,553
Net cash outflow arising on acquisition:	1,113

Included in the profit for the year of the Group are net income amounting to approximately USD1,753 thousand attributable to the additional business generated by the above entities holding IPP solar parks. Revenue for the year included approximately USD3,836 thousand generated from the acquirees.

Had the acquisition been completed on January 1, 2016, total group revenue for the year would have been USD 69,761 thousand and profit for the year would have been USD5,100 thousand. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2016, nor is it intended to be a projection of future results.

In determining the “pro-forma” revenue and profit of the Group had the acquirees been acquired at the beginning of the current year, the management of the Group have calculated depreciation of plant and equipment acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements.

There was no acquisition of subsidiaries during the year ended December 31, 2017.